Western Asset Management Strategic Bond Opportunities Portfolio Investment Strategy - Western Asset Management Strategic Bond Opportunities Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Western Asset Management Company, LLC (“WAM”), subadviser to the Portfolio, along with its affiliates, Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Asset Pte.” and collectively with WAM and Western Asset Limited, “Western Asset” or “Subadviser”), invests, under normal circumstances, at least 80% of the Portfolio’s net assets in three classes of bonds and other fixed-income securities: (1) U.S. investment grade securities, including U.S. Government securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities) and mortgage-backed securities and other asset-backed securities, and foreign investment grade corporate debt; (2) U.S. and foreign high yield debt of any kind (commonly known as “junk bonds”); and/or (3) foreign government securities. The mortgage- and asset-backed securities in which the Portfolio may invest include those guaranteed or issued by the Government National Mortgage Association or the Federal National Mortgage Association, as well as privately issued mortgage- and asset-backed securities, including collateralized mortgage obligations, collateralized loan obligations and other collateralized debt obligations. These mortgage-backed securities may also include credit risk transfer securities, which are fixed- or floating-rate unsecured obligations. Depending on market conditions, the Portfolio may invest without limit in high yield debt, which involves significantly greater risks, including price volatility and risk of default in the payment of interest and principal, than investments in higher-quality securities. Although Western Asset does not anticipate investing in excess of 75% of the Portfolio’s assets in domestic and emerging market debt securities that are rated below investment grade, the Portfolio may invest a greater percentage in such securities when, in the opinion of Western Asset, the yield available from such securities outweighs their additional risks. The Portfolio may invest up to 100% of its assets in foreign securities, including emerging markets. The Portfolio may also invest in Treasury Inflation Protected Securities and other inflation-linked bonds, repurchase agreements, mortgage dollar rolls, forward commitments, when-issued securities and delayed delivery securities and bank loans. The Portfolio may invest in securities issued pursuant to Rule 144A under the Securities Act of 1933. The Portfolio may invest in derivatives to obtain investment exposure, enhance return, or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. The Portfolio may use such derivatives as options, options on futures contracts, currency-related derivatives, swaps, credit default swaps, structured notes and inverse floaters for these purposes. These instruments may be used for any investment purpose, including, for example, in an attempt to adjust the Portfolio’s duration or to lower its exposure to certain risks (e.g., changes in interest rates). Investment Selection Western Asset’s investment approach revolves around an investment outlook developed by a team of senior professionals that reviews developments in the economy and the markets and establishes a recommended portfolio structure, including targets for duration, yield curve exposure and sector allocation. Western Asset’s investment team implements the strategy in a manner consistent with the investment policies of the Portfolio, using information on the relative credit strength, liquidity, issue structure, event risk, covenant protection and market valuation of available securities. The duration of the Portfolio will generally be approximately 3 to 7 years.